Coal Trading (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Coal Trading (Textuals) [Abstract]
Fair value hierarchy transfers from Level 1 to Level 2			$ 0.0	$ 0.0
Fair value hierarchy transfers from Level 2 to Level 1			0.0	0.0
Coal Trading [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	[1]		32.6	56.1
Changes in the Company's recurring Level 3 net financial assets
Beginning of year		$ 2.1	2.1	5.2	$ 8.7
Total gains (realized/unrealized):
Included in earnings			6.7	0.3	17.5
Settlements			(6.7)	(3.4)	(21.0)
End of year			2.1	2.1	5.2
Changes in unrealized gains (losses) relating to Level 3 net financial assets held both at the beginning and the end of the period
Changes in unrealized gains (losses)	[2]		$ 2.1	(0.4)	4.1
Schedule of future realization of trading portfolio
2015			77.00%
2016			19.00%
2017			3.00%
2018			1.00%
Percentage of trading portfolio expiration, total			100.00%
Coal Trading (Textuals) [Abstract]
Cash flow hedge derivative instrument assets at fair value			$ 44.3	62.9
Gain on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring			2.0
Fair value hierarchy transfers from Level 1 to Level 2			0.0	0.0	0.0
Fair value hierarchy transfers from Level 2 to Level 1			0.0	0.0	0.0
Fair value hierarchy transfers into (out of) Level 3			0.0	0.0	$ 0.0
Fair Value, Measurements, Recurring [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis
Commodity futures, swaps and options			32.4	26.4
Physical commodity purchase/sale contracts			(7.5)	3.6
Total net financial assets (liabilities)			24.9	30.0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis
Commodity futures, swaps and options			(0.2)	0.0
Physical commodity purchase/sale contracts			0.0	0.0
Total net financial assets (liabilities)			(0.2)	0.0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis
Commodity futures, swaps and options			32.6	26.4
Physical commodity purchase/sale contracts			(9.6)	1.5
Total net financial assets (liabilities)			23.0	27.9
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis
Commodity futures, swaps and options			0.0	0.0
Physical commodity purchase/sale contracts			2.1	2.1
Total net financial assets (liabilities)			2.1	2.1
Cash Flow Hedging [Member] | Coal Trading [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net			$ 0.0	$ 42.0
Minimum [Member] | Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Quality adjustment Level 3 unobservable inputs as percentage of overall valuation			8.00%
Location differentials Level 3 unobservable input as percentage of overall valuation			19.00%
Maximum [Member] | Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Quality adjustment Level 3 unobservable inputs as percentage of overall valuation			12.00%
Location differentials Level 3 unobservable input as percentage of overall valuation			19.00%
Weighted Average [Member] | Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Quality adjustment Level 3 unobservable inputs as percentage of overall valuation			9.00%
Location differentials Level 3 unobservable input as percentage of overall valuation			19.00%
Scenario, Forecast [Member] | Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Expected amount of gains to be realized over the next 12 months in accumulated other comprehensive loss		$ 45.0

[1]	None and $42 million of the net variation margin held at December 31, 2014 and 2013, respectively, related to cash flow hedges.
[2]	Within the consolidated statements of operations and consolidated statements of comprehensive income for the periods presented, unrealized gains and losses from Level 3 items are combined with unrealized gains and losses on positions classified in Level 1 or 2, as well as other positions that have been realized during the applicable periods.